Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	September 30,
	2013	2012
	(In thousands)
Land	$179	$179

Buildings and improvements	1,336	1,316
Accumulated depreciation	(632)	(596)

	704	720

Leasehold improvements	2,526	2,515
Accumulated amortization	(1,068)	(880)

	1,458	1,635

Furnishings and equipment	2,388	2,375
Accumulated depreciation	(1,987)	(1,855)

	401	520

	$2,742	$3,054